BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
BORROWINGS
Schedule of borrowings

	December 31, 2025	December 31, 2024
	$	$
Opening balance	1,014	1,758
Principal repayment	(250)	(744)
Ending balance	764	1,014
Current portion	265	250
Non-current portion	499	764